Convertible Redeemable Preferred Shares - Schedule of Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands					12 Months Ended
	Jun. 03, 2016 USD ($)	Feb. 03, 2016 USD ($)	Jan. 24, 2013 USD ($)	Sep. 24, 2012 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥) shares
Temporary Equity [Line Items]
Beginning Balance, Amount						¥ 7,384,872
Accretion on convertible redeemable preferred shares to redemption value, Amount					$ 75,978	¥ 509,904	¥ 688,240	¥ 601,902
Ending Balance, Amount							¥ 7,384,872
Convertible Redeemable Series A-1 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					91,289,618	91,289,618	91,289,618	91,289,618
Conversion to ordinary shares upon IPO, Number of shares | shares					(91,289,618)	(91,289,618)
Ending Balance, Number of shares | shares							91,289,618	91,289,618
Beginning Balance, Amount						¥ 207,287	¥ 207,287	¥ 207,287
Conversion to ordinary shares upon IPO, Amount						¥ (207,287)
Ending Balance, Amount							¥ 207,287	¥ 207,287
Convertible Redeemable Series A-2 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					189,153,200	189,153,200	189,153,200	189,153,200
Conversion to ordinary shares upon IPO, Number of shares | shares					(189,153,200)	(189,153,200)
Ending Balance, Number of shares | shares							189,153,200	189,153,200
Beginning Balance, Amount						¥ 40,503	¥ 38,405	¥ 36,415
Accretion on convertible redeemable preferred shares to redemption value, Amount						1,833	2,098	1,990
Conversion to ordinary shares upon IPO, Amount						¥ (42,336)
Ending Balance, Amount							¥ 40,503	¥ 38,405
Convertible Redeemable Series A-3 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					95,898,640	95,898,640	95,898,640	95,898,640
Conversion to ordinary shares upon IPO, Number of shares | shares					(95,898,640)	(95,898,640)
Ending Balance, Number of shares | shares							95,898,640	95,898,640
Beginning Balance, Amount						¥ 221,137	¥ 221,137	¥ 221,137
Conversion to ordinary shares upon IPO, Amount						¥ (221,137)
Ending Balance, Amount							¥ 221,137	¥ 221,137
Convertible Redeemable Series A-4 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					148,000,000	148,000,000	148,000,000	148,000,000
Conversion to ordinary shares upon IPO, Number of shares | shares					(148,000,000)	(148,000,000)
Ending Balance, Number of shares | shares							148,000,000	148,000,000
Beginning Balance, Amount						¥ 120,509	¥ 114,125	¥ 108,078
Accretion on convertible redeemable preferred shares to redemption value, Amount						5,481	6,384	6,047
Conversion to ordinary shares upon IPO, Amount						¥ (125,990)
Ending Balance, Amount							¥ 120,509	¥ 114,125
Convertible Redeemable Series A-5 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					43,262,547	43,262,547	43,262,547	43,262,547
Conversion to ordinary shares upon IPO, Number of shares | shares					(43,262,547)	(43,262,547)
Ending Balance, Number of shares | shares							43,262,547	43,262,547
Beginning Balance, Amount						¥ 130,292	¥ 121,026	¥ 112,418
Accretion on convertible redeemable preferred shares to redemption value, Amount						7,066	9,266	8,608
Conversion to ordinary shares upon IPO, Amount						¥ (137,358)
Ending Balance, Amount							¥ 130,292	¥ 121,026
Convertible Redeemable Series A-6 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					117,192,207	117,192,207	117,192,207	117,192,207
Conversion to ordinary shares upon IPO, Number of shares | shares					(117,192,207)	(117,192,207)
Ending Balance, Number of shares | shares							117,192,207	117,192,207
Beginning Balance, Amount						¥ 449,814	¥ 386,161	¥ 331,516
Accretion on convertible redeemable preferred shares to redemption value, Amount						40,619	63,653	54,645
Conversion to ordinary shares upon IPO, Amount						¥ (490,433)
Ending Balance, Amount							¥ 449,814	¥ 386,161
Convertible Redeemable Series A-7 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					140,511,900	140,511,900	140,511,900	140,511,900
Conversion to ordinary shares upon IPO, Number of shares | shares					(140,511,900)	(140,511,900)
Ending Balance, Number of shares | shares							140,511,900	140,511,900
Beginning Balance, Amount						¥ 286,420	¥ 269,916	¥ 254,369
Accretion on convertible redeemable preferred shares to redemption value, Amount						13,655	16,504	15,547
Conversion to ordinary shares upon IPO, Amount						¥ (300,075)
Ending Balance, Amount							¥ 286,420	¥ 269,916
Convertible Redeemable Series B-1 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					290,169,609	290,169,609	290,169,609	290,169,609
Conversion to ordinary shares upon IPO, Number of shares | shares					(290,169,609)	(290,169,609)
Ending Balance, Number of shares | shares							290,169,609	290,169,609
Beginning Balance, Amount						¥ 1,496,762	¥ 1,398,646	¥ 1,306,962
Accretion on convertible redeemable preferred shares to redemption value, Amount						76,993	98,116	91,684
Issuance of convertible redeemable preferred shares, net of issuance costs, Amount | $				$ 24,000
Conversion to ordinary shares upon IPO, Amount						¥ (1,573,755)
Ending Balance, Amount							¥ 1,496,762	¥ 1,398,646
Convertible Redeemable Series B-2 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					194,572,067	194,572,067	194,572,067	194,572,067
Conversion to ordinary shares upon IPO, Number of shares | shares					(194,572,067)	(194,572,067)
Ending Balance, Number of shares | shares							194,572,067	194,572,067
Beginning Balance, Amount						¥ 1,651,817	¥ 1,364,817	¥ 1,127,682
Accretion on convertible redeemable preferred shares to redemption value, Amount						178,820	287,000	237,135
Issuance of convertible redeemable preferred shares, net of issuance costs, Amount | $			$ 5,000
Conversion to ordinary shares upon IPO, Amount						¥ (1,830,637)
Ending Balance, Amount							¥ 1,651,817	¥ 1,364,817
Convertible Redeemable Series C-1 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					215,946,767	215,946,767	215,946,767	215,946,767
Conversion to ordinary shares upon IPO, Number of shares | shares					(215,946,767)	(215,946,767)
Ending Balance, Number of shares | shares							215,946,767	215,946,767
Beginning Balance, Amount						¥ 1,530,747	¥ 1,411,671	¥ 1,301,866
Accretion on convertible redeemable preferred shares to redemption value, Amount						87,788	119,076	109,805
Conversion to ordinary shares upon IPO, Amount						¥ (1,618,535)
Ending Balance, Amount							¥ 1,530,747	¥ 1,411,671
Convertible Redeemable Series C-2 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					111,899,688	111,899,688	111,899,688	111,899,688
Conversion to ordinary shares upon IPO, Number of shares | shares					(111,899,688)	(111,899,688)
Ending Balance, Number of shares | shares							111,899,688	111,899,688
Beginning Balance, Amount						¥ 883,494	¥ 816,509	¥ 754,603
Accretion on convertible redeemable preferred shares to redemption value, Amount						49,943	66,985	61,906
Issuance of convertible redeemable preferred shares, net of issuance costs, Amount | $		$ 100,000
Conversion to ordinary shares upon IPO, Amount						¥ (933,437)
Ending Balance, Amount							¥ 883,494	¥ 816,509
Convertible Redeemable Series C-3 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					29,446,407	29,446,407	29,446,407
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares					157,047,506	157,047,506		29,446,407
Conversion to ordinary shares upon IPO, Number of shares | shares					(186,493,913)	(186,493,913)
Ending Balance, Number of shares | shares							29,446,407	29,446,407
Beginning Balance, Amount						¥ 225,835	¥ 206,677
Accretion on convertible redeemable preferred shares to redemption value, Amount						47,706	19,158	¥ 14,535
Issuance of convertible redeemable preferred shares, net of issuance costs, Amount	$ 30,000					1,069,753		192,142
Conversion to ordinary shares upon IPO, Amount						¥ (1,343,294)
Ending Balance, Amount							¥ 225,835	¥ 206,677
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Beginning Balance, Number of shares | shares					1,667,342,650	1,667,342,650	1,667,342,650	1,637,896,243
Issuance of convertible redeemable preferred shares, net of issuance costs, Number of shares | shares					157,047,506	157,047,506		29,446,407
Conversion to ordinary shares upon IPO, Number of shares | shares					(1,824,390,156)	(1,824,390,156)
Ending Balance, Number of shares | shares							1,667,342,650	1,667,342,650
Beginning Balance, Amount						¥ 7,244,617	¥ 6,556,377	¥ 5,762,333
Accretion on convertible redeemable preferred shares to redemption value, Amount						509,904	688,240	601,902
Issuance of convertible redeemable preferred shares, net of issuance costs, Amount						1,069,753		192,142
Conversion to ordinary shares upon IPO, Amount						¥ (8,824,274)
Ending Balance, Amount							¥ 7,244,617	¥ 6,556,377